Consolidated Investments (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Number	Jun. 30, 2013	Dec. 31, 2013 Number	Dec. 31, 2012
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
SEC Schedule III, Real Estate Accumulated Depreciation, Depreciation Expense	$ 2,174,242	$ 1,067,163	$ 3,393,465	$ 2,130,930	$ 4,358,584	$ 1,150,477
Amortization of Deferred Leasing Fees	1,663,481	408,704	1,735,864	1,224,488	1,454,192	1,685,593
Contribution transaction completed description			a series of related contribution transactions pursuant to which we acquired indirect equity interests in four apartment properties, and a 100% fee simple interest in a fifth apartment property for an aggregate asset value of $152.3 million (inclusive of Oak Crest which is accounted for under the equity method and Springhouse, which has been reported as consolidated for the periods presented).
Real Estate Investment Property, Net, Total	308,105,722		308,105,722		143,633,067	146,589,933
Preferred Equity Interest In Development Project	10,200,000		10,200,000
Project Development Cost			118,600,000
Number Of Units In Real Estate Property	636		636		1,252
Increase (Decrease) in Security Deposits					234,184	234,370
Annualized Base Rent					10.00%
One Property [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Real Estate Investment Property, Net, Total	$ 58,600,000		$ 58,600,000